UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03310

Name of Fund: Retirement Reserves Money Fund of Retirement Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Retirement Reserves Money Fund of Retirement Series Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 04/30/2010

Date of reporting period: 04/30/2010

Item 1 – Report to Stockholders

Retirement Reserves Money Fund
OF RETIREMENT SERIES TRUST

ANNUAL REPORT | APRIL 30, 2010

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2010

Dear Shareholder

Although overall global economic and financial conditions have generally improved over the past year, the period ended with high levels of market volatility and diminishing investor confidence sparked by the sovereign debt crisis in Europe, concerns over the strength of the economic recovery and uncertainty surrounding the future of interest rate policies. Additionally, as the period drew to a close, the increasing likelihood of more stringent financial market regulations added to the overall sense of investment uncertainty. Despite the uneven nature of recent market conditions, we continue to believe that the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus, and that the global economy remains in recovery mode.

Global equity markets bottomed in early 2009 and since that time have moved unevenly higher as investors were lured back into the markets by depressed valuations, desire for higher yields and improvements in corporate earnings prospects. There have been several corrections along the way and volatility levels have remained elevated — reflections of mixed economic data, lingering deflation issues (especially in Europe) and uncertainty surrounding financial regulations. On balance, however, improving corporate revenues and profits and a positive macro backdrop helped push stock prices higher over the last twelve and six months. From a geographic perspective, US equities have outpaced their international counterparts in recent months, as the domestic economic recovery has been more pronounced and as credit-related issues have held European markets down.

Within fixed income markets, yields have been moving unevenly as improving economic conditions have been acting to push Treasury yields higher (and prices correspondingly lower), while concerns over ongoing deflation threats have acted as a counterweight. As the period drew to a close, Treasury yields were falling as investors flocked to the “safe haven” asset class in the face of escalating uncertainty. Over the course of the last twelve and six months, however, Treasuries underperformed other areas of the bond market, particularly the high yield sector, which has been benefiting from increased investor demand. Meanwhile, municipal bonds slightly outperformed taxable sectors over both the six- and twelve-month periods thanks to continued high demand levels, but have continued to face the headwinds of ongoing state and local budget problems. As in the taxable arena, high yield municipals have been outperforming the rest of the market.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.”

Against this backdrop, the major market averages posted the following returns:

Total Returns as of April 30, 2010	6-month	12-month

US equities (S&P 500 Index)	15.66%	38.84%

Small cap US equities (Russell 2000 Index)	28.17	48.95

International equities (MSCI Europe, Australasia, Far East Index)	2.48	34.43

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.04	0.15

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(0.54)	(1.32)

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	2.54	8.30

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	3.68	8.85

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	11.60	42.53

          Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Global financial markets continue to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Information as of April 30, 2010

Current Seven-Day Yields

	7-Day SEC Yields	7-Day Yields

Class I	0.00%	0.00%
Class II	0.00%	0.00%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

Portfolio Composition

Percent of Net Assets

Certificates of Deposit	35%
U.S. Government Sponsored Agency Obligations	20
Commercial Paper	18
U.S. Treasury Obligations	15
Municipal Bonds	6
Corporate Notes	4
Repurchase Agreements	3
Liabilities in Excess of Other Assets	(1)

Total	100%

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on November 1, 2009 and held through April 30, 2010) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During the Period[1]

Class I	$1,000	$1,000.10	$1.49	$1,000	$1,023.31	$1.51
Class II	$1,000	$1,000.10	$1.49	$1,000	$1,023.31	$1.51

[1]

For each class of the Fund, expenses are equal to the expense ratio for the class (0.30% for Class I and 0.30% for Class II), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

4	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2010

Schedule of Investments April 30, 2010	(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Domestic — 0.5%
State Street Bank & Trust Co., 0.25%, 6/28/10	$20,000	$20,000,000

Euro — 2.3%
Credit Industriel et Commercial, London:
0.39%, 6/02/10	40,000	40,000,183
0.41%, 6/23/10	41,000	41,000,307

		81,000,490

Yankee — 32.0% (a)
Abbey National Treasury Services Plc, CT (b):
0.56%, 7/20/10	39,585	39,585,000
0.28%, 11/17/10	35,000	35,000,000
BNP Paribas SA, NY:
0.24%, 5/10/10 (b)	50,000	50,000,000
0.35%, 10/15/10	35,000	35,000,000
Banco Bilbao Vizcaya Argentaria SA, NY:
0.27%, 7/12/10	25,000	25,000,252
0.34%, 12/13/10	15,100	15,100,000
Bank of Nova Scotia, Houston, 0.31%, 5/04/10	45,000	45,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.20%, 5/04/10	87,000	87,000,000
0.31%, 6/15/10	35,000	35,000,000
0.32%, 7/01/10	55,000	55,000,000
Barclays Bank Plc, NY:
0.32%, 6/30/10	22,000	22,000,000
0.33%, 8/18/10	28,370	28,370,000
Dexia Credit Local, NY, Guaranteed, 1.05%, 5/17/10 (b)	70,500	70,500,000
Rabobank Nederland NV, NY:
0.25%, 1/10/11	21,050	21,050,000
0.25%, 1/13/11	35,000	35,000,000
Royal Bank of Scotland Plc, CT:
0.54%, 5/18/10	45,000	45,000,000
0.36%, 7/21/10	50,000	50,000,000
Royal Bank of Scotland Plc, NY, 0.38%, 7/07/10	47,000	47,000,000
Société Générale, NY:
0.29%, 6/07/10	50,000	50,000,000
0.30%, 7/09/10	25,000	25,000,000
0.28%, 7/12/10	24,500	24,500,000
0.29%, 7/23/10	22,000	22,000,000
Sumitomo Mitsui Banking Corp., NY, 0.27%, 6/07/10	44,000	44,000,000
Svenska Handelsbanken, NY, 0.43%, 10/25/10 (b)	22,000	22,000,543
Toronto-Dominion Bank, NY:
0.25%, 11/05/10	35,000	35,000,000
0.25%, 2/04/11	12,500	12,500,000
UBS AG, Stamford, 0.21%, 5/07/10	30,000	30,000,000
UniCredit SpA, NY:
0.30%, 5/21/10	40,000	40,000,000
0.30%, 6/18/10	46,000	46,000,000
Westpac Banking Corp., NY (b):
0.31%, 10/19/10	26,380	26,380,000
0.32%, 10/21/10	29,910	29,910,000

		1,147,895,795

Total Certificates of Deposit — 34.8%		1,248,896,285

Commercial Paper	Par (000)	Value

Antalis U.S. Funding Corp. (c):
0.25%, 5/10/10	$26,100	$26,098,187
0.27%, 5/17/10	7,000	6,999,107
0.27%, 5/25/10	14,000	13,997,375
Argento Variable Funding Co., LLC, 0.28%, 6/01/10 (c)	32,000	31,992,036
BNZ International Funding Ltd., 0.33%, 2/04/11 (b)	31,500	31,502,443
BPCE SA, 0.27%, 6/09/10 (c)	25,000	24,992,500
CAFCO LLC, 0.20%, 5/04/10 (c)	46,000	45,998,978
Cancara Asset Securitization LLC, 0.22%, 5/25/10 (c)	12,000	11,998,167
Clipper Receivables Co., LLC, 0.25%, 6/10/10 (c)	28,000	27,992,028
Dexia Delaware LLC, 0.30%, 5/17/10 (c)	43,000	42,993,908
Fortis Funding LLC, 0.30%, 7/08/10 (c)	25,000	24,985,625
Galleon Capital LLC, 0.23%, 5/03/10 (c)	48,000	47,999,080
Govco LLC, 0.25%, 6/17/10 (c)	25,000	24,991,667
Grampian Funding LLC, 0.27%, 5/27/10 (c)	14,500	14,497,064
Intesa Funding LLC, 0.22%, 5/03/10 (c)	56,000	55,998,973
JPMorgan Chase & Co. (c):
0.25%, 7/14/10	35,000	34,981,771
0.28%, 9/01/10	36,245	36,210,044
Sheffield Receivables Corp., 0.22%, 5/21/10 (c)	23,000	22,997,048
Solitaire Funding LLC (c):
0.24%, 5/03/10	28,450	28,449,431
0.24%, 5/04/10	37,000	36,999,013
0.25%, 5/10/10	12,000	11,999,167
Variable Funding Capital Co., LLC, 0.27%, 7/20/10 (c)	5,000	4,996,963
Westpac Trust Securities NZ Ltd., 0.37%, 11/05/10	40,500	40,500,000

Total Commercial Paper — 18.2%		650,170,575

Corporate Notes

Commonwealth Bank of Australia, 0.32%, 11/22/10 (b)(d)	26,000	26,000,000
KBC Bank NV, NY, 1.31%, 6/01/10 (e)	32,240	32,240,000
Rabobank Nederland NV, 0.79%, 7/07/10 (d)(e)	64,400	64,400,000

Total Corporate Notes — 3.4%		122,640,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
HFA	Housing Finance Agency
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Purchase Agreement
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2010	5

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Municipal Bonds (e)	Par (000)	Value

California HFA, RB, VRDN, AMT:
Home Mortgage (Fannie Mae LOC, Freddie Mac LOC), Series B, 0.28%, 5/07/10	$13,000	$13,000,000
Home Mortgage (Fannie Mae LOC, Freddie Mac LOC), Series F, 0.27%, 5/07/10	20,000	20,000,000
Home Mortgage (Fannie Mae LOC, Freddie Mac LOC), Series U, 0.27%, 5/07/10	14,360	14,360,000
Series A, 0.27%, 5/07/10	12,000	12,000,000
California Pollution Control Financing Authority, Refunding RB, VRDN, Pacific Gas & Electric Co. (Bank One NA LOC), Series E, 0.22%, 5/03/10	8,000	8,000,000
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B, (JPMorgan Chase Bank LOC), 0.30%, 5/07/10	5,500	5,500,000
Los Angeles Community Redevelopment Agency California, RB, VRDN, Hollywood & Vine Apartments, Series A, AMT (Fannie Mae LOC), 0.29%, 5/07/10	12,000	12,000,000
Metropolitan Transportation Authority, Refunding RB, VRDN, Series B (Dexia Credit Local SBPA), 0.36%, 5/07/10	20,000	20,000,000
New Jersey Transportation Trust Fund Authority, RB, VRDN, Transportation System, Series C (JPMorgan Chase Bank LOC), 0.28%, 5/07/10	8,000	8,000,000
New York City Housing Development Corp., RB, VRDN, 155 West 21st Street Development, Series A, AMT (Fannie Mae Liquidity Facility), 0.25%, 5/07/10	16,400	16,400,000
New York City Industrial Development Agency, RB, VRDN, USA Waste Services, New York City Project, AMT (JPMorgan Chase Bank LOC), 0.30%, 5/07/10	9,000	9,000,000
New York State HFA, RB, VRDN, AMT (Fannie Mae Liquidity Facility), Series A: 125 West 31st Street Housing, 0.25%, 5/07/10	12,000	12,000,000
316 11th Avenue Housing, 0.25%, 5/07/10	20,000	20,000,000
East 39th Street Housing, 0.25%, 5/07/10	15,000	15,000,000
New York State HFA, Refunding RB, VRDN, Series L (Bank of America NA LOC), 0.29%, 5/07/10	9,800	9,800,000
Palm Beach County School District, COP, VRDN, Series B (Dexia Credit Local SBPA), 0.30%, 5/07/10	5,000	5,000,000
Philadelphia Authority for Industrial Development, Refunding RB (JPMorgan Chase Bank LOC), VRDN, Series B, 0.27%, 5/07/10	15,400	15,400,000

Total Municipal Bonds — 6.0%		215,460,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Discount Notes:
0.25%, 9/01/10	17,000	16,985,654
0.30%, 9/22/10	27,000	26,967,375
Fannie Mae Variable Rate Notes, 0.20%, 8/05/10 (b)	33,555	33,551,751

U.S. Government Sponsored Agency Obligations (concluded)	Par (000)	Value

Federal Home Loan Bank Variable Rate Notes (b):
0.15%, 7/09/10	$64,770	$64,767,507
0.25%, 10/08/10	41,000	40,994,555
0.23%, 10/06/11	40,000	39,976,661
Freddie Mac Discount Notes:
0.51%, 7/06/10	54,100	54,048,650
0.20%, 7/23/10	28,600	28,586,653
0.21%, 8/09/10	9,637	9,631,322
0.23%, 8/10/10	12,500	12,491,854
0.27%, 9/07/10	24,000	23,976,600
Freddie Mac Variable Rate Notes (b):
0.20%, 7/14/10	38,000	37,997,274
0.23%, 8/24/10	28,620	28,620,391
0.23%, 9/03/10	55,405	55,401,168
0.32%, 2/14/11	139,940	139,922,487
0.35%, 4/01/11	35,000	35,032,539
0.13%, 5/05/11	80,000	79,975,523

Total U.S. Government Sponsored Agency Obligations — 20.3%		728,927,964

U.S. Treasury Obligations

U.S. Treasury Bills (c):
0.23%, 6/10/10	34,000	33,991,094
0.25%, 6/17/10	38,000	37,987,333
0.31% – 0.39%, 7/15/10	204,900	204,749,781
0.47%, 7/29/10	11,500	11,486,488
0.18%, 8/19/10	20,000	19,988,807
0.23% – 0.32%, 8/26/10	48,300	48,257,505
0.19%, 9/02/10	42,000	41,973,021
0.24%, 9/30/10	37,915	37,876,327
0.22%, 10/21/10	61,000	60,934,400
0.24%, 10/28/10	55,000	54,934,739

Total U.S. Treasury Obligations — 15.4%		552,179,495

Repurchase Agreements

Deutsche Bank Securities, Inc., 0.20%, 5/03/10 (Purchased on 4/30/10 to be repurchased at $97,265,621, collateralized by Freddie Mac, 0.00% due 9/14/10, par and fair value of $99,289,000 and $97,264,283, respectively)	97,264	97,264,000

Total Repurchase Agreements — 2.7%		97,264,000

Total Investments (Cost — $3,615,538,319*) — 100.8%		3,615,538,319
Liabilities in Excess of Other Assets — (0.8)%		(27,887,708)

Net Assets — 100.0%		$3,587,650,611

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rates shown are the discount rates or range of discount rates paid at the time of purchase.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

6	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2010

Schedule of Investments (concluded)

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Short-Term
Securities[1]	—	$3,615,538,319	—	$3,615,538,319

Total	—	$3,615,538,319	—	$3,615,538,319

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2010	7

Statement of Assets and Liabilities

April 30, 2010

Assets

Investments at value — unaffiliated (cost — $3,615,538,319)	$3,615,538,319
Cash	2,214
Interest receivable	735,138
Capital shares sold receivable	976
Prepaid expenses	215,999

Total assets	3,616,492,646

Liabilities

Capital shares redeemed payable	27,588,654
Investment advisory fees payable	546,438
Other affiliates payable	24,684
Officer’s and Trustees’ fees payable	1,257
Other accrued expenses payable	681,002

Total liabilities	28,842,035

Net Assets	$3,587,650,611

Net Assets Consist of

Paid-in capital	$3,587,237,270
Undistributed net realized gain	413,341

Net Assets	$3,587,650,611

Net Asset Value

Class I — Based on net assets of $3,508,192,210 and 3,507,788,068 shares outstanding, unlimited number of shares authorized, $0.10 par value	$1.00

Class II — Based on net assets of $79,458,401 and 79,449,202 shares outstanding, unlimited number of shares authorized, $0.10 par value	$1.00

See Notes to Financial Statements.

8	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2010

Statement of Operations

Year Ended April 30, 2010

Investment Income

Interest	$22,689,842

Expenses

Investment advisory	19,728,104
Transfer agent — Class I	3,900,601
Transfer agent — Class II	107,135
Federal insurance	927,778
Accounting services	553,995
Printing	428,101
Registration	266,304
Distribution — Class II	186,298
Professional	183,158
Custodian	123,441
Officer and Trustees	88,495
Miscellaneous	103,843

Total expenses	26,597,253
Less distribution fees waived — Class II	(186,298)
Less transfer agent fees reimbursed — Class I	(2,866,043)
Less transfer agent fees reimbursed — Class II	(77,169)
Less fees waived by advisor	(4,370,714)

Total expenses after fees waived and/or reimbursed	19,097,029

Net investment income	3,592,813

Realized Gain

Net realized gain on investments	183,462

Net Increase in Net Assets Resulting from Operations	$3,776,275

See Notes to Financial Statements.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2010	9

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Year Ended April 30, 2010	Period November 1, 2008 to April 30, 2009	Year Ended October 31, 2008

Operations

Net investment income	$3,592,813	$37,689,541	$178,639,801
Net realized gain	183,462	263,165	246,546

Net increase in net assets resulting from operations	3,776,275	37,952,706	178,886,347

Dividends and Distributions to Shareholders From

Net investment income:
Class I	(3,801,200)	(36,974,884)	(174,396,802)
Class II	(61,870)	(714,657)	(4,242,999)
Net realized gain:
Class I	(24,244)	—	(50,660)
Class II	(510)	—	(1,369)

Decrease in net assets resulting from dividends and distributions to shareholders	(3,887,824)	(37,689,541)	(178,691,830)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(2,375,351,535)	(192,846,476)	1,331,019,675

Net Assets

Total increase (decrease) in net assets	(2,375,463,084)	(192,583,311)	1,331,214,192
Beginning of period	5,963,113,695	6,155,697,006	4,824,482,814

End of period	$3,587,650,611	$5,963,113,695	$6,155,697,006

Undistributed net investment income	—	$524,890	$15,179

See Notes to Financial Statements.

10	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2010

Financial Highlights

	Class I

	Year Ended April 30, 2010	Period November 1, 2008 to April 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0007	0.0061	0.0317	0.0488	0.0425	0.0233
Net realized and unrealized gain (loss)	—	—	0.0000	0.0002	0.0007	(0.0003)

Net increase from investment operations	0.0007	0.0061	0.0317	0.0490	0.0432	0.0230

Dividends and distributions from:
Net investment income	(0.0007)	(0.0061)	(0.0317)	(0.0488)	(0.0425)	(0.0233)
Net realized gain	—	—	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Total dividends and distributions	(0.0007)	(0.0061)	(0.0317)	(0.0488)	(0.0425)	(0.0233)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.07%	0.61%[2]	3.22%	5.00%	4.30%	2.35%

Ratios to Average Net Assets

Total expenses	0.56%	0.54%[3]	0.51%	0.57%	0.59%	0.59%

Total expenses after fees reimbursed	0.41%	0.54%[3]	0.51%	0.57%	0.59%	0.59%

Net investment income	0.08%	1.22%[3]	3.09%	4.89%	4.28%	2.27%

Supplemental Data

Net assets, end of period (000)	$3,508,192	$5,852,370	$6,030,809	$4,684,640	$3,864,470	$3,368,462

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Annualized.

See Notes to Financial Statements.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2010	11

Financial Highlights (concluded)

	Class II

		Period November 1, 2008 to April 30, 2009
	Year Ended April 30, 2010
			Year Ended October 31,

			2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0059	0.0313	0.0486	0.0426	0.0232
Net realized and unrealized gain (loss)	—	—	0.0000	(0.0017)	0.0007	(0.0003)

Net increase from investment operations	0.0006	0.0059	0.0313	0.0469	0.0433	0.0229

Dividends and distributions from:
Net investment income	(0.0006)	(0.0059)	(0.0313)	(0.0486)	(0.0426)	(0.0232)
Net realized gain	—	—	(0.0000)	—	(0.0000)	(0.0000)

Total dividends and distributions	(0.0006)	(0.0059)	(0.0313)	(0.0486)	(0.0426)	(0.0232)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]

Total investment return	0.06%	0.59%[2]	3.17%	4.98%	4.31%	2.34%

Ratios to Average Net Assets

Total expenses	0.79%	0.78%[3]	0.75%	0.79%	0.79%	0.61%

Total expenses after fees reimbursed	0.41%	0.58%[3]	0.55%	0.59%	0.59%	0.61%

Net investment income	0.06%	1.21%[3]	3.12%	4.86%	4.27%	2.28%

Supplemental Data

Net assets, end of period (000)	$79,458	$110,743	$124,888	$139,842	$131,487	$132,251

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[2]	Aggregate total investment return.

[3]	Annualized.

See Notes to Financial Statements.

12	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2010

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

Retirement Reserves Money Fund (the “Fund”) is a series of Retirement Series Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company, which is comprised of a series of separate portfolios offering separate classes of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a subsidiary of Merrill Lynch & Co., Inc. (“Merrill Lynch”), acts as passive custodian. The Trust is organized as a Massachusetts business trust. At the present time, the Fund is the only series offered. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Class I and Class II Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class II Shares bear certain expenses related to the distribution of such shares.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s policy is to fair value its financial instruments at market value. The Fund’s securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. The Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Fund may invest in repurchase agreements, under which the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities held as collateral subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend date. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the years ended October 31, 2008, the period April 30, 2009 and the year ended April 30, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In January 2010, Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Fund’s financial statements and disclosures is currently being assessed.

Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2010	13

Notes to Financial Statements (continued)

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Trust, on behalf of the Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at the following annual rates of the Fund’s average daily net assets:

Portfolio of average daily value of net assets	Rate

Not exceeding $1 billion	0.500%
In excess of $1 billion but not exceeding $2 billion	0.450%
In excess of $2 billion but not exceeding $3 billion	0.400%
In excess of $3 billion but not exceeding $4 billion	0.375%
In excess of $4 billion but not exceeding $7 billion	0.350%
In excess of $7 billion but not exceeding $10 billion	0.325%
In excess of $10 billion but not exceeding $15 billion	0.300%
In excess of $15 billion	0.290%

The Manager entered into a sub-advisory agreement with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager. The Manager pays BIMC for services it provides a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

For the year ended April 30, 2010, the Fund reimbursed the Manager $90,185 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Trust, on behalf of the Fund, has entered into a Distribution Agreement and Class II Shares’ Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at the annual rate of 0.20% based upon the average daily net assets of the Fund’s Class II Shares.

BRIL has contractually agreed to waive the 0.20% distribution fee for Class II Shares until September 1, 2010. These amounts are shown as distribution fees waived in the Statement of Operations. The Manager voluntarily agreed to waive a portion of its investment advisory fee and/or reimburse operating expenses to enable the Fund to maintain minimum levels of net investment income. These amounts are shown as fees waived by advisor and transfer agent fees waived and/or reimbursed in the Statement of Operations. The Manager may discontinue this waiver or reimbursement at any time.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Fund’s Chief Compliance Officer.

3. Income Tax Information:

Reclassifications: US GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent difference as of April 30, 2010 attributable to the reclassification of distributions was reclassified to the following accounts:

Undistributed net investment income	$(254,633)
Accumulated net realized gain	$254,633

The tax character of distributions paid during the fiscal year ended April 30, 2010, period from November 1, 2008 to April 30, 2009 and the fiscal year ended October 31, 2008 was as follows:

Ordinary income	4/30/2010	$3,863,070
	11/1/08 – 4/30/09	$37,689,541
	10/31/2008	$178,678,561
Long-term capital gains distributions	4/30/2010	$24,754
	10/31/2008	$13,269

Total distributions	4/30/2010	$3,887,824

	11/1/08 – 4/30/09	$37,689,541

	10/31/2008	$178,691,830

As of April 30, 2010, the tax components of accumulated net earnings were as follows:

Undistributed ordinary income	$413,341

Total	$413,341

4. Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open

14	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2010

Notes to Financial Statements (concluded)

transactions may default. The Fund manages counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

5. Federal Insurance:

The Fund participated in the US Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). As a result of the Fund’s participation in the Program, in the event the Fund’s net asset value fell below $0.995 per share, shareholders in the Fund would have had federal insurance of $1.00 per share up to the lesser of a shareholder’s balance in the Fund as of the close of business on September 19, 2008, or the amount held in the Fund by a shareholder on the date the guarantee was triggered. Any increase in the number of shares in a shareholder’s account after the close of business on September 19, 2008 and any investments after a shareholder closed their account would not have been guaranteed. As a participant in the Program, which expired September 18, 2009, the Fund paid a participation fee of 0.03% for the period December 19, 2008 through September 18, 2009 of the Fund’s shares outstanding value as of September 19, 2008. The participation fee for the period May 1, 2009 to September 18, 2009 is included in federal insurance in the Statement of Operations.

6. Capital Share Transactions:

The number of shares sold, reinvested and redeemed correspond to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

Class I Shares	Year Ended April 30, 2010	Period November 1, 2008 to April 30, 2009	Year Ended October 31, 2008

Shares sold	7,288,894,182	6,779,178,987	17,942,239,165
Shares issued to shareholders in reinvestment of dividends and distributions	3,825,444	36,958,108	174,447,462

Total issued	7,292,719,626	6,816,137,095	18,116,686,627
Shares redeemed	(9,636,788,579)	(6,994,834,123)	(16,770,707,935)

Net increase (decrease)	(2,344,068,953)	(178,697,028)	1,345,978,692

Class II Shares

Shares sold	111,390,608	80,679,813	236,923,314
Shares issued to shareholders in reinvestment of dividends and distributions	62,184	714,432	4,244,368

Total issued	111,452,792	81,394,245	241,167,682
Shares redeemed	(142,735,374)	(95,543,693)	(256,126,699)

Net decrease	(31,282,582)	(14,149,448)	(14,959,017)

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2010	15

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Retirement Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Retirement Reserves Money Fund of Retirement Series Trust (the “Trust”) as of April 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, for the period November 1, 2008 to April 30, 2009, and for the year ended October 31, 2008, and the financial highlights for the year ended April 30, 2010, for the period November 1, 2008 to April 30, 2009, and for each of the four years in the period ended October 31, 2008. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Retirement Reserves Money Fund of Retirement Series Trust as of April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for the year then ended, for the period November 1, 2008 to April 30, 2009, and for the year ended October 31, 2008, and the financial highlights for the year ended April 30, 2010, for the period November 1, 2008 to April 30, 2009, and for each of the four years in the period ended October 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
June 28, 2010

Important Tax Information (Unaudited)

BlackRock Retirement Reserves Money Fund distributed a long-term capital gain of $0.000005662 to shareholders of record on December 31, 2009.

16	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2010

Officers and Trustees

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Trustees[1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board of Trustees and Trustee	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 104 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board of Trustees and Trustee	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.

				36 RICs consisting of 104 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Trustee	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Formerly Chairman, Wave Hill Inc. (public garden and cultural center) from 1990 to 2006.

				36 RICs consisting of 104 Portfolios	None

Dr. Matina Horner 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 104 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee and Member of the Audit Committee	Since 2002

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				36 RICs consisting of 104 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 104 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partner, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				36 RICs consisting of 104 Portfolios	Greenlight Capital Re, Ltd (reinsurance company); WQED Multi-Media (public broadcasting not-for-profit)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 104 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Trustee	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

				36 RICs consisting of 104 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2010	17

Officers and Trustees (continued)

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Trustees[1] (concluded)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chair of the Audit Committee and Trustee	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member, Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants from 2007 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

				36 RICs consisting of 104 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				36 RICs consisting of 104 Portfolios	None

[1]

Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served for the Fund covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Fund’s board in 2007, each trustee first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[3]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	President and Trustee	Since 2007

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005.

			169 RICs consisting of 298 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007

Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			169 RICs consisting of 298 Portfolios	None

[3]

Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Fund based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Fund based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

18	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2010

Officers and Trustees (continued)

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years

Officers[1]

Anne Ackerley 55 East 52nd Street New York, NY 10055 1962	Chief Executive Officer	Since 2009[2]

Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to 2009; Chief Operating Officer of BlackRock’s Global Client Group (GCG) since 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005; Director of BlackRock, Inc. since 1998.

Jeffrey Holland, CFA 55 East 52nd Street New York, NY 10055 1971	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2006 to 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from 2003 to 2006.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2005; Chief Operating Officer and head of the Global Client Group for BlackRock’s Global Cash Management Business since 2007; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2010	19

Officers and Trustees (concluded)

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years

Officers[1] (concluded)

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Howard Surloff 55 East 52nd Street New York, NY 10055 1965	Secretary	Since 2007	Managing Director and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

[1]	Officers of the Trust serve at the pleasure of the Board of Trustees.

[2]	Ms. Ackerley has been Chief Executive Officer since 2009 and was Vice President from 2007 to 2009.

Further information about the Trust’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 221-7210 or by accessing www.blackrock.com/moneymarketreports.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Institutional
Management Corporation
Wilmington, DE 19809

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Distributor
BlackRock
Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

20	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website (www.blackrock.com/moneymarketreports) or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 221-7210.

Availability of Quarterly Portfolio Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 221-7210.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 221-7210; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 221-7210 and (2) on the SEC’s website at http://www.sec.gov.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2010	21

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

22	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2010

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be a representation of future performance. For current month-end performance information, call (800) 221-7210. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#10262 – 4/10

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

Retirement Reserves Money Fund of Retirement Series Trust	$25,000	$31,400	$0	$0	$6,100	$6,100	$1,819	$733

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

Retirement Reserves Money Fund of Retirement Series Trust	$18,697	$414,333

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $10,777, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Retirement Reserves Money Fund of Retirement Series Trust

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Retirement Reserves Money Fund of Retirement Series Trust

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: June 28, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: June 28, 2010